Share-Based Payments - Summary of Movements of Options Issued (Details)	12 Months Ended
Jun. 30, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, Beginning balance	32,103,334
Granted	0
Forfeited	(2,740,000)
Exercised	(33,333)
Options outstanding, Ending balance	29,330,001
Options exercisable	13,796,667
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.51
Weighted Average Exercise Price, Forfeited | $ / shares	0.53
Weighted Average Exercise Price, Exercised | $ / shares	0.50
Weighted Average Exercise Price, Ending Balance | $ / shares	0.51
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.52